Document And Entity Information	May 20, 2022
Document Information [Line Items]
Entity, Registrant Name	YOUNGEVITY INTERNATIONAL, INC.
Document, Type	8-K
Document, Period End Date	May 20, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38116
Entity, Tax Identification Number	90-0890517
Entity, Address, Address Line One	2400 Boswell Road
Entity, Address, City or Town	Chula Vista
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	91914
City Area Code	619
Local Phone Number	934-3980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001569329